Commitments and contingencies (Details) ¥ in Millions	1 Months Ended
Oct. 31, 2022 CNY (¥) item lawsuit
Commitments and contingencies
Estimate potential loss | ¥	¥ 812.7
lawsuit in china bought by previous suppliers
Commitments and contingencies
Lawsuits | lawsuit	616
labor dispute brought by employees
Commitments and contingencies
Lawsuits | item	765